Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	EVOGENE LTD.
Entity Central Index Key	0001574565
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Entity Address, Address Line One	13 Gad Feinstein Street
Entity Address, Address Line Two	Park Rehovot
Entity Address, Address Line Three	P.O.B 2100
Entity Address, Country	IL
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7612002